Provision for contingencies (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current provisions [abstract]
Civil	R$ 43,716	R$ 26,365
Labor	53,503	45,797
Provisions, Gross	97,219	72,162
Labor Deposits(i)	0	(11,559)
Provisions	97,219	60,603
Total current provisions	91,490	46,233
Provision for contingencies	R$ 5,729	R$ 14,370